DERIVATIVE FINANCIAL INSTRUMENTS (Details)	Sep. 30, 2023 USD ($)
Indexed Shares [Member]
Offsetting Assets [Line Items]
Embedded derivatives	$ 533,622
Total	533,622
Fair Values [Member]
Offsetting Assets [Line Items]
Embedded derivatives	116,559
Total	$ 116,559